Loans and Debentures - Schedule of Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	R$ 730,519	R$ 202,460
Current position	39,137	162,591
Non-current position	691,382	39,869
Eight issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	40,758	R$ 202,460
Nine issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	493,990
Tenth issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	R$ 195,771
Local interbank deposit certificate rate [member] | Eight issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Variable spread on interest rate (as a percent)	1.50%
Local interbank deposit certificate rate [member] | Nine issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	122.00%
Local interbank deposit certificate rate [member] | Tenth issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	117.00%